SHARE CAPITAL (Details) € in Millions	6 Months Ended
Jun. 30, 2023 EUR (€) shares
Disclosure of classes of share capital [line items]
Beginning balance	€ 752
Ending balance	806
Share capital
Disclosure of classes of share capital [line items]
Beginning balance	3
New shares issued	0
Ending balance	3
Share premium
Disclosure of classes of share capital [line items]
Beginning balance	420
New shares issued	0
Ending balance	€ 420
Ordinary shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares) | shares	144,301,592
Ending balance (in shares) | shares	146,819,884
Ordinary shares | Employees
Disclosure of classes of share capital [line items]
New shares issued (in shares) | shares	2,518,292